UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-8411

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 426-7640

Date of fiscal year end:   6/30

Date of reporting period:  12/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.


================================================================================

                                     [LOGO]

                                      JAMES
                                    ADVANTAGE
                                      FUNDS

                   Advised by James Investment Research, Inc.

                               www.jamesfunds.com

                                        o

                                December 31, 2004
                               Semi-Annual Report
                                  (Unaudited)

                                        o

                             The Golden Rainbow Fund

                            The James Small Cap Fund

                          The James Market Neutral Fund

                              The James Equity Fund

================================================================================

LETTER TO SHAREHOLDERS OF THE JAMES ADVANTAGE FUNDS
================================================================================

2004 was one of the best years ever for The James Advantage Funds. The Funds had solid returns and were recognized in several national publications for their excellent results. The election year cycle fit well with our discipline, but we are now growing less sanguine about the markets. We believe the markets will prove to be very challenging, and success will require expert research and flexibility.

The Market Over the Past Six Months

2004 was a challenging year with the stock and bond markets both experiencing a high level of volatility. The Federal Reserve's tightening moves, the sharp rise in the price of oil and the election all came together to create a portfolio manager's version of the perfect storm. Fortunately, the value of independent research came through and the Funds had another good year.

James Investment Research, Inc. (James) correctly called the market swoon in mid year and again correctly forecasted the strong fourth quarter. The 10.85% return on the S&P 500 was realized almost entirely in the last three months of the year. At the end of the year, the yield on longer term treasury securities was actually lower than on December 31, 2003, despite five moves by the Federal Reserve to push rates higher.

Heavy foreign buying of U.S. securities, both stocks and bonds, helped to fuel the advance in the last quarter. The likelihood of that type of support continuing throughout 2005 is not great. Uncertainties over Iraq and the the high U.S. deficits may work in the opposite direction this year.

Investment Goals and Objectives

The four Funds in The James Advantage Funds family are designed to complement each other. The Golden Rainbow Fund is a conservative, value oriented balanced fund. It holds a large percentage of high quality bonds at all times and seeks to produce an income stream for shareholders. The bonds in this Fund will add stability when the stock market is in trouble. For this reason, The Golden Rainbow Fund is a favorite among shareholders with lower risk tolerances or shorter time horizons.

The highest risk, and the highest potential for profit, is generally found in smaller capitalization funds. The James Small Cap Fund invests primarily in small cap value stocks. The Fund will generally be fully invested and seeks to outperform its benchmark which is the Russell 2000.

The James Market Neutral Fund is a long/short fund which seeks to advance regardless of the direction of the stock market. By selling short stocks we believe to be over-valued, the Fund can make attractive returns when the stock market falls. The stocks held long are expected to outperform those sold short when the market rises. While this Fund is expected to earn a profit under most market conditions, it will lag the other Funds in strong bull markets.

To take advantage of the opportunities in other market capitalizations The James Advantage Funds include The James Equity Fund. This Fund holds stocks of all sizes: small, mid and large. Our proprietary research attempts to identify which of these areas is the most attractive and will overweight that area. It is classified as a non-diversified fund, which can add to the risk of the product as well as to the return.

Investment Philosophy

James has been managing money for clients since 1972. Over this long time period, the firm has developed a reputation for conservative management and innovative research. Dr. Frank James, Ph.D. wrote his dissertation on the notion of persistency of price patterns and developed the concept that is now known as relative strength. For over thirty years, James personnel have combined the discipline of quantitative research with value. This is a style that can be applied to all market sectors and categories.

In keeping with this discipline, James looks for strong companies with solid earnings and the potential for continued earnings growth. Good management is important. Portfolios are dynamic and change with the times to take advantage of opportunities which will arise as the economy changes. We find it helpful to maintain these disciplines when the chaos and turmoil of the markets rises to emotional levels that distract other investors.

Strategy For Meeting Fund Objectives

James uses several proprietary models in analyzing stocks. The models are quantitative in nature and include many of the common ratios such as Price/Earnings, Price/Book and Earning Momentum. This ranking process helps to identify stocks which are undervalued relative to their peers, and those that are overvalued to the extent they make good candidates for a short sale in The James Market Neutral Fund. James' valuation models use close to 200 factors. Continuing research will result in new factors being added to the model, or old factors being dropped or reduced in weighting. In this manner, the models are dynamic and reflect the constantly changing environment in which the markets operate.

Strong fundamental research is also a part of the James process. Combined with economic research in a top-down approach, James has designed a process to select the best stocks from a universe of over 8000 candidates.

Fund Performance

2004 was an outstanding year for The James Advantage Funds. The Golden Rainbow Fund, James' balanced fund, returned 12.97 percent for the year. Its benchmark is a blend of the S&P 500, the Russell 2000 and the Lehman Brothers Intermediate Gov/Credit Index. That index returned 8.74 percent. The James Small Cap Fund returned 26.18 percent for the year compared with 18.40 percent on its benchmark, the Russell 2000. The James Market Neutral Fund returned 8.63 percent for the year, surpassing its benchmark which is the 90 Day T-Bill Index. That index rose 1.07%. The James Equity Fund returned 22.14 percent for the year compared with 10.86 percent on the S&P 500, its benchmark. Naturally, we are pleased that all the Funds in the family beat their benchmarks for the year.

Expectations for the Future

James invited all shareholders to its Annual Economic Outlook which was held at Sinclair College in Dayton this January. At that time the company presented its forecast for the economy and the markets for the coming year. Shareholders were told that we are preparing for a return of the bear in 2005. While the economy continues to move forward on the momentum of the election year, restraints in federal spending, rising rate hikes by the Federal Reserve and already high stock prices will be a drag on the markets and a sharp sell-off in stocks is likely some time this year.

In that type of challenging market we will hold those stocks which show the strongest value characteristics. We will look for bonds that are very high in credit quality and we will concentrate on those sectors of the market that offer the greatest opportunity. Energy, health care and utility stocks are expected to offer some the best opportunities over the year.

/s/ Thomas L. Mangan

Thomas L. Mangan
Chief Financial Officer

                                     Average Annual Total Returns
                                       As of December 31, 2004
------------------------------------------------------------------------------------------------
                                                 One          Five            Ten        Since
                                                 Year         Years          Years     Inception
------------------------------------------------------------------------------------------------
The Golden Rainbow Fund ................        12.97%         7.28%         9.57%        9.25%
   (Inception 7/1/91)
The James Small Cap Fund ...............        26.18%        15.94%           NA        12.82%
   (Inception 10/2/98)
The James Market Neutral Fund ..........         8.63%         6.14%           NA         3.30%
   (Inception 10/2/98)
The James Equity Fund ..................        22.14%        -6.77%           NA        -2.80%
   (Inception 11/1/99)
------------------------------------------------------------------------------------------------

Past performance is not predictive of future results.

THE JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
December 31, 2004
================================================================================

The illustrations below provide the industry sectors for The James Golden Rainbow Fund, The James Small Cap Fund, The Market Neutral Fund, and The James Equity Fund.

The Golden Rainbow Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART OMITTED]

BASIC MATERIALS - 3.6%
CONSUMER, CYCLICAL - 4.8%
CONSUMER, NON-CYCLICAL - 13.9%
ENERGY - 7.5%
FINANCIAL - 4.7%
INDUSTRIAL - 5.2%
TECHNOLOGY - 5.5%
UTILITIES - 6.5%
INTERNATIONAL EQUITY FUNDS - 0.5%
BONDS (over 10 years) - 5.9%
BONDS (2-10 years) - 32.1%
BONDS (less than 2 years) - 7.5%
CASH - 1.5%
OTHER - 0.8%

The James Small Cap Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART OMITTED]

BASIC MATERIALS - 4.7%
CONSUMER, CYCLICAL - 26.3%
CONSUMER, NON-CYCLICAL - 17.6%
ENERGY - 10.0%
FINANCIAL - 8.8%
INDUSTRIAL - 5.4%
TECHNOLOGY - 17.3%
UTILITIES - 2.9%
BONDS - 1.8%
CASH - 4.9%
OTHER - 0.3%

THE JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)
================================================================================

The James Market Neutral Fund
Industry Sector Allocation (% of Net Assets)
(Cash and Cash Equivalents not included)

[BAR CHART OMITTED]

                                    Longs             Shorts
                                   -------           --------
BASIC MATERIALS                      6.70%              2.60%
CONSUMER, CYCLICAL                  11.50%             12.90%
CONSUMER, NON-CYCLICAL              14.90%             18.70%
ENERGY                               7.00%              1.10%
FINANCIAL                            4.60%              5.80%
INDUSTRIAL                           4.00%              4.10%
TECHNOLOGY                          12.80%             10.80%
UTILITIES                            3.40%              0.00%


The James Equity Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART OMITTED]

BASIC MATERIALS - 5.2%
CONSUMER, CYCLICAL - 23.3%
CONSUMER, NON-CYCLICAL - 10.4%
ENERGY - 16.8%
FINANCIAL - 12.5%
INDUSTRIAL - 15.0%
TECHNOLOGY - 6.6%
UTILITIES - 7.0%
BONDS - 1.1%
CASH - 3.3%
OTHER - (1.2%)

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004 (Unaudited)
================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                   The Golden        The James         The James          The James
                                                    Rainbow          Small Cap       Market Neutral        Equity
                                                      Fund              Fund              Fund              Fund
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................   $   71,989,465    $   10,575,229    $   10,574,775    $    7,314,600
                                                 ==============    ==============    ==============    ==============
  At value ...................................   $   94,170,400    $   16,484,335    $   14,351,802    $    9,554,562
Segregated cash with
brokers ......................................               --                --         9,226,870                --
Dividends and interest receivable ............          695,652            13,323            22,073            10,919
Receivable for capital shares sold ...........          131,547           270,135             4,641             8,509
Receivable for
securities sold ..............................               --                --           458,632                --
Other assets .................................           13,039            18,330            20,231             3,951
                                                 --------------    --------------    --------------    --------------
     TOTAL ASSETS ............................       95,010,638        16,786,123        24,084,249         9,577,941
                                                 --------------    --------------    --------------    --------------
LIABILITIES
Payable for securities sold short
  (proceeds $7,521,031) ......................               --                --         8,519,067                --
Payable for dividends on securities sold short               --                --             1,237                --
Payable for capital shares redeemed ..........           13,511             4,299             4,077                --
Payable for securities purchased .............               --           236,477           316,416           129,957
Accrued expenses:
  Management fees ............................           58,519            14,919            21,603             8,103
  Trustees' fees .............................            2,019                --                --                --
  Other ......................................            7,670                --                --                --
                                                                                                       --------------
   TOTAL LIABILITIES .........................           81,719           255,695         8,862,400           138,060
                                                 --------------    --------------    --------------    --------------
NET ASSETS ...................................   $   94,928,919    $   16,530,428    $   15,221,849    $    9,439,881
                                                 ==============    ==============    ==============    ==============
NET ASSETS CONSIST OF:
Paid-in capital ..............................   $   72,109,345    $   10,435,016    $   13,693,244    $   10,623,541
Accumulated net investment income (loss) .....           (4,138)          (34,850)          (42,752)            7,468
Accumulated net realized gains (losses) from
  security transactions ......................          642,777           221,156        (1,207,634)       (3,431,090)
Net unrealized appreciation on investments ...       22,180,935         5,909,106         2,778,991         2,239,962
                                                 --------------    --------------    --------------    --------------
NET ASSETS ...................................   $   94,928,919    $   16,530,428    $   15,221,849    $    9,439,881
                                                 ==============    ==============    ==============    ==============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
   no par value) .............................        5,735,274           831,481         1,328,663         1,104,464
                                                 ==============    ==============    ==============    ==============
Net asset value, offering price and redemption
  price per share ............................   $        16.55    $        19.88    $        11.46    $         8.55
                                                 ==============    ==============    ==============    ==============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2004 (Unaudited)
================================================================================

                                                        The Golden     The James       The James       The James
                                                          Rainbow      Small Cap     Market Neutral      Equity
                                                           Fund           Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (Net of withholding taxes of $1,244,
     $221, $201, $265, respectively) ...............   $    304,406   $     64,858    $     37,217    $     62,962
  Interest .........................................        975,065          2,762          86,632           1,860
                                                       ------------   ------------    ------------    ------------
     TOTAL INVESTMENT INCOME .......................      1,279,471         67,620         123,849          64,822
                                                       ------------   ------------    ------------    ------------
EXPENSES
  Management fees ..................................        324,059         78,924         112,565          42,961
  12b-1 distribution and service fees - Class A ....        109,479         17,546          18,839          10,123
  Administration fees ..............................         31,323             --              --              --
  Dividend expense on securities sold short ........             --             --          29,197              --
  Professional fees ................................         17,425             --              --              --
  Accounting services fees .........................         14,905             --              --              --
  Transfer agent fees ..............................         12,487             --              --              --
  Postage and supplies .............................         14,061             --              --              --
  Custodian fees and expenses ......................          9,934             --              --              --
  Trustees' fees ...................................          3,483          6,000           6,000           6,000
  Shareholder report printing and mailing ..........          7,499             --              --              --
  Other expenses ...................................          8,253
  Compliance fees and expenses .....................          2,330             --              --              --
                                                       ------------   ------------    ------------    ------------
     TOTAL EXPENSES ................................        555,238        102,470         166,601          59,084
                                                       ------------   ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) .......................        724,233        (34,850)        (42,752)          5,738
                                                       ------------   ------------    ------------    ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains from security transactions ....      1,528,080        221,156       1,202,115         281,587
  Net realized losses on closed short positions ....             --             --         (45,247)             --
  Net change in unrealized appreciation/depreciation
     on investments ................................      5,866,049      1,552,795        (578,498)        973,872
                                                       ------------   ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS ...................................      7,394,129      1,773,951         578,370       1,255,459
                                                       ------------   ------------    ------------    ------------
NET INCREASE IN NET ASSETS .........................   $  8,118,362   $  1,739,101    $    535,618    $  1,261,197
                                                       ============   ============    ============    ============

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           Six Months          Year
                                                                              Ended            Ended
                                                                          Dec. 31, 2004       June 30,
                                                                           (Unaudited)          2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ..............................................   $      724,233    $    1,355,923
  Net realized gains on investments ..................................        1,528,080         2,431,503
  Net change in unrealized appreciation/depreciation on investments ..        5,866,049         5,616,025
                                                                         --------------    --------------
Net increase in net assets from operations ...........................        8,118,362         9,403,451
                                                                         --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...............................         (728,371)       (1,355,926)
  Distributions from net realized gains ..............................         (289,929)           (2,860)
                                                                         --------------    --------------
Decrease in net assets from distributions to shareholders ............       (1,018,300)       (1,358,786)
                                                                         --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..........................................        6,189,903        12,039,589
  Net asset value of shares issued in reinvestment of distributions to
    shareholders .....................................................          991,882         1,316,516
  Payments for shares redeemed .......................................       (3,245,783)       (6,677,222)
                                                                         --------------    --------------
Net increase in net assets from capital share transactions ...........        3,936,002         6,678,883
                                                                         --------------    --------------
TOTAL INCREASE IN NET ASSETS .........................................       11,036,064        14,723,548

NET ASSETS
  Beginning of period ................................................       83,892,855        69,169,307
                                                                         --------------    --------------
  End of period ......................................................   $   94,928,919    $   83,892,855
                                                                         ==============    ==============
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .....................   $       (4,138)   $           --
                                                                         ==============    ==============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ........................................................          392,599           814,579
  Shares issued in reinvestment of distributions to shareholders .....           61,362            88,282
  Shares redeemed ....................................................         (208,213)         (455,525)
                                                                         --------------    --------------
  Net increase in shares outstanding .................................          245,748           447,336
  Shares outstanding, beginning of period ............................        5,489,526         5,042,190
                                                                         --------------    --------------
  Shares outstanding, end of period ..................................        5,735,274         5,489,526
                                                                         ==============    ==============

See accompanying notes to financial statements

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          Six Months         Year
                                                                             Ended           Ended
                                                                         Dec. 31, 2004      June 30,
                                                                          (Unaudited)         2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) .......................................   $      (34,850) $        5,930
  Net realized gains on investments ..................................          221,156       1,312,222
  Net change in unrealized appreciation/depreciation on investments ..        1,552,795       2,281,240
                                                                         --------------  --------------
Net increase in net assets from operations ...........................        1,739,101       3,599,392
                                                                         --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...............................               --          (5,930)
  Distributions from net realized gains ..............................         (756,432)        (35,827)
                                                                         --------------  --------------
Decrease in net assets from distributions to shareholders ............         (756,432)        (41,757)
                                                                         --------------  --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..........................................        2,839,630       4,024,974
  Net asset value of shares issued in reinvestment of distributions
    to shareholders ..................................................          743,313          39,152
  Payments for shares redeemed (A) ...................................       (1,220,822)     (3,634,802)
                                                                         --------------  --------------
Net increase in net assets from capital share transactions ...........        2,362,121         429,324
                                                                         --------------  --------------
TOTAL INCREASE IN NET ASSETS .........................................        3,344,790       3,986,959

NET ASSETS
  Beginning of period ................................................       13,185,638       9,198,679
                                                                         --------------  --------------
  End of period ......................................................   $   16,530,428  $   13,185,638
                                                                         ==============  ==============
ACCUMULATED NET INVESTMENT LOSS ......................................   $      (34,850) $           --
                                                                         ==============  ==============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ........................................................          154,846         233,627
  Shares issued in reinvestment of distributions to shareholders .....           39,060           2,470
  Shares redeemed ....................................................          (68,884)       (214,778)
                                                                         --------------  --------------
  Net increase in shares outstanding .................................          125,022          21,319
  Shares outstanding, beginning of period ............................          706,459         685,140
                                                                         --------------  --------------
  Shares outstanding, end of period ..................................          831,481         706,459
                                                                         ==============  ==============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the six months ended December 31, 2004, these fees were $5,341 and $12,181 for the year ended June 30, 2004.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                               Six Months          Year
                                                                  Ended            Ended
                                                              Dec. 31, 2004       June 30,
                                                               (Unaudited)          2004
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ....................................   $      (42,752)   $     (149,656)
  Net realized gains (losses) from:
      Security transactions ..............................        1,202,115           395,098
      Closed short positions .............................          (45,247)       (1,927,042)
  Net change in unrealized appreciation/depreciation
   on investments ........................................         (578,498)        2,726,352
                                                             --------------    --------------
Net increase in net assets from operations ...............          535,618         1,044,752
                                                             --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................        3,675,892         3,349,412
  Payments for shares redeemed (A) .......................       (1,517,733)       (1,084,887)
                                                             --------------    --------------
Net increase in net assets from capital share transactions        2,158,159         2,264,525
                                                             --------------    --------------
TOTAL INCREASE IN NET ASSETS .............................        2,693,777         3,309,277

NET ASSETS
  Beginning of period ....................................       12,528,072         9,218,795
                                                             --------------    --------------
  End of period ..........................................   $   15,221,849    $   12,528,072
                                                             ==============    ==============
ACCUMULATED NET INVESTMENT LOSS ..........................   $      (42,752)   $           --
                                                             ==============    ==============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ............................................          328,410           317,126
  Shares redeemed ........................................         (136,464)         (105,079)
                                                             --------------    --------------
  Net increase in shares outstanding .....................          191,946           212,047
  Shares outstanding, beginning of period ................        1,136,717           924,670
                                                             --------------    --------------
  Shares outstanding, end of period ......................        1,328,663         1,136,717
                                                             ==============    ==============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the six months ended December 31, 2004, these fees were $4,076 and $197 for the year ended June 30, 2004.

See accompanying notes to financial statements.

THE JAMES EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           Six Months          Year
                                                                             Ended             Ended
                                                                         Dec. 31, 2004        June 30,
                                                                           (Unaudited)          2004
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ..............................................   $        5,738    $       15,890
  Net realized gains on investments ..................................          281,587            34,190
  Net change in unrealized appreciation/depreciation on investments ..          973,872         1,045,488
                                                                         --------------    --------------
Net increase in net assets from operations ...........................        1,261,197         1,095,568
                                                                         --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...............................               --           (14,163)
                                                                         --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..........................................        1,182,155         1,491,283
  Net asset value of shares issued in reinvestment of distributions to
    shareholders .....................................................               --            13,379
  Payments for shares redeemed (A) ...................................         (252,239)         (716,744)
                                                                         --------------    --------------
Net increase in net assets from capital share transactions ...........          929,916           787,918
                                                                         --------------    --------------
TOTAL INCREASE IN NET ASSETS .........................................        2,191,113         1,869,323

NET ASSETS
  Beginning of period ................................................        7,248,768         5,379,445
                                                                         --------------    --------------
  End of period ......................................................   $    9,439,881    $    7,248,768
                                                                         ==============    ==============
ACCUMULATED NET INVESTMENT INCOME ....................................   $        7,468    $        1,730
                                                                         ==============    ==============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ........................................................          155,133           216,097
  Shares issued in reinvestment of distributions to shareholders .....               --             2,003
  Shares redeemed ....................................................          (34,988)         (104,806)
                                                                         --------------    --------------
  Net increase in shares outstanding .................................          120,145           113,294
  Shares outstanding, beginning of period ............................          984,319           871,025
                                                                         --------------    --------------
  Shares outstanding, end of period ..................................        1,104,464           984,319
                                                                         ==============    ==============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been for less than the stated period in the prospectus. For the six months ended December 31, 2004, these fees were $215 and $229 for the year ended June 30, 2004.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                                Year Ended June 30,
                                              Dec. 31, 2004     -------------------------------------------------------------------
                                                (Unaudited)        2004          2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $    15.28      $    13.72    $    13.80   $    14.34   $    16.54   $    17.28
                                                ----------      ----------    ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income .....................         0.13            0.26          0.27         0.40         0.40         0.50
  Net realized and unrealized
    gains (losses) on investments ...........         1.32            1.56          0.28         0.33        (0.08)        0.31
                                                ----------      ----------    ----------   ----------   ----------   ----------
Total from investment operations ............         1.45            1.82          0.55         0.73         0.32         0.81
                                                ----------      ----------    ----------   ----------   ----------   ----------
Less distributions:
  From net investment income ................        (0.13)          (0.26)        (0.27)       (0.40)       (0.40)       (0.50)
  From net realized gains on investments ....        (0.05)           0.00(A)      (0.36)       (0.87)       (2.12)       (1.05)
                                                ----------      ----------    ----------   ----------   ----------   ----------
Total distributions .........................        (0.18)          (0.26)        (0.63)       (1.27)       (2.52)       (1.55)
                                                ----------      ----------    ----------   ----------   ----------   ----------
Net asset value at end of period ............   $    16.55      $    15.28    $    13.72   $    13.80   $    14.34   $    16.54
                                                ==========      ==========    ==========   ==========   ==========   ==========
Total return ................................         9.53%(B)       13.32%         4.34%        5.37%        2.33%        4.98%
                                                ==========      ==========    ==========   ==========   ==========   ==========
Net assets at end of period (000's) .........   $   94,929      $   83,893    $   69,169   $   65,456   $   65,902   $   82,754
                                                ==========      ==========    ==========   ==========   ==========   ==========
Ratios/Supplemental Data:
Ratio of net expenses to average net assets:
  Before expense reimbursements
     and waived fees ........................         1.26%(C)        1.28%         1.32%        1.24%        1.25%        1.22%
  After expense reimbursements
     and waived fees ........................         1.26%(C)        1.28%         1.32%        1.24%        1.25%        1.07%
Ratio of net investment income
  to average net assets .....................         1.65%(C)        1.77%         2.08%        2.84%        2.61%        2.86%

Portfolio turnover rate .....................           34%(C)          29%           61%          54%          57%          82%

(A)   Per share amount rounds to less than $0.005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                               Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------------------
                                           Six Months
                                              Ended                               Year Ended June 30,
                                          Dec. 31, 2004     --------------------------------------------------------------------
                                           (Unaudited)         2004        2003         2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    18.66      $    13.43  $    12.08   $    11.03     $    10.61     $    11.87
                                            ----------      ----------  ----------   ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss) ..........        (0.09)           0.01        0.10         0.00(A)       (0.04)         (0.05)
  Net realized and unrealized gains
     (losses) on investments ............         2.31            5.26        1.35         1.06           0.46          (1.21)
                                            ----------      ----------  ----------   ----------     ----------     ----------
Total from investment operations ........         2.22            5.27        1.45         1.06           0.42          (1.26)
                                            ----------      ----------  ----------   ----------     ----------     ----------
Less distributions:
  From net investment income ............           --           (0.01)      (0.10)       (0.01)            --             --
  From net realized gains on investments         (1.00)          (0.05)         --           --             --             --
                                            ----------      ----------  ----------   ----------     ----------     ----------
Total distributions .....................        (1.00)          (0.06)      (0.10)       (0.01)            --             --
                                            ----------      ----------  ----------   ----------     ----------     ----------
Paid-in capital from redemption fees ....           --(A)         0.02          --           --             --             --
                                            ----------      ----------  ----------   ----------     ----------     ----------
Net asset value at end of period ........   $    19.88      $    18.66  $    13.43   $    12.08     $    11.03     $    10.61
                                            ==========      ==========  ==========   ==========     ==========     ==========
Total return ............................        12.12%(B)       39.47%      12.20%        9.65%          3.96%        (10.61%)
                                            ==========      ==========  ==========   ==========     ==========     ==========
Net assets at end of period (000's) .....   $   16,530      $   13,186  $    9,199   $    7,882     $    7,066     $    5,251
                                            ==========      ==========  ==========   ==========     ==========     ==========
Ratios/Supplemental Data:
Ratio of net expenses to
  average net assets ....................         1.50%(C)        1.50%       1.50%        1.48%          1.50%          1.50%

Ratio of net investment income (loss)
  to average net assets .................        (0.51%)(C)       0.05%       0.90%        0.02%         (0.45%)        (0.48%)

Portfolio turnover rate .................           33%(C)          45%         52%          78%            75%           101%

(A)   Amount rounds to less than $0.005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                              Ended                                  Year Ended June 30,
                                          Dec. 31, 2004       ---------------------------------------------------------------------
                                           (Unaudited)           2004         2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    11.02        $     9.97   $    10.79     $    10.12     $     9.71     $     9.30
                                            ----------        ----------   ----------     ----------     ----------     ----------
Income (loss) from investment operations:
     Net investment income (loss) .......        (0.03)            (0.13)       (0.10)          0.02           0.24           0.23
     Net realized and unrealized gains
        (losses) on investments .........         0.47              1.18        (0.72)          0.69           0.41           0.41
                                            ----------        ----------   ----------     ----------     ----------     ----------
Total from investment operations ........         0.44              1.05        (0.82)          0.71           0.65           0.64
                                            ----------        ----------   ----------     ----------     ----------     ----------
Less distributions:
     From net investment income .........           --                --           --          (0.04)         (0.24)         (0.23)
                                            ----------        ----------   ----------     ----------     ----------     ----------
Paid-in capital from redemption fees ....           --(A)             --(A)        --             --             --             --
                                            ----------        ----------   ----------     ----------     ----------     ----------
Net asset value at end of period ........   $    11.46        $    11.02   $     9.97     $    10.79     $    10.12     $     9.71
                                            ==========        ==========   ==========     ==========     ==========     ==========
Total return ............................         3.99%(B)         10.53%       (7.60%)         7.06%          6.76%          7.02%
                                            ==========        ==========   ==========     ==========     ==========     ==========
Net assets at end of period (000's) .....   $   15,222        $   12,528   $    9,219     $    8,676     $    9,651     $    6,684
                                            ==========        ==========   ==========     ==========     ==========     ==========
Ratios/Supplemental Data:
Ratio of net expenses to average
  net assets, excluding dividends
  on securities sold short ..............         1.96%(C)          1.95%        1.95%          1.95%          1.95%          1.95%
Ratio of dividend expense on
  securities sold short .................         0.42%(C)          0.64%        0.53%          0.28%          0.25%          0.53%
                                            ----------        ----------   ----------     ----------     ----------     ----------
Ratio of net expenses to
  average net assets ....................         2.38%(C)          2.59%        2.48%          2.23%          2.20%          2.48%
                                            ----------        ----------   ----------     ----------     ----------     ----------
Ratio of net investment income
  (loss) to average net assets ..........        (0.61%)(C)        (1.43%)      (0.98%)         0.25%          2.47%          2.47%
Portfolio turnover rate .................           71%(C)            13%          86%           154%           104%            90%

(A)   Amount rounds to less than $0.005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

THE JAMES EQUITY FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------------
                                            Six Months          Year           Year        Year          Year         Period
                                              Ended             Ended         Ended       Ended          Ended         Ended
                                          Dec. 31, 2004        June 30,      June 30,    June 30,      June 30,       June 30,
                                           (Unaudited)          2004           2003        2002          2001          2000(A)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $     7.36       $     6.18     $     6.62  $     7.65    $    13.65     $    10.00
                                            ----------       ----------     ----------  ----------    ----------     ----------
Income (loss) from investment operations:
     Net investment income (loss) .......         0.01             0.02           0.03        0.01         (0.07)         (0.06)
     Net realized and unrealized gains
        (losses) on investments .........         1.18             1.18          (0.44)      (1.03)        (5.93)          3.71
                                            ----------       ----------     ----------  ----------    ----------     ----------
Total from investment operations ........         1.19             1.20          (0.41)      (1.02)        (6.00)          3.65
                                            ----------       ----------     ----------  ----------    ----------     ----------
Less distributions:
     From net investment income .........           --            (0.02)         (0.03)      (0.01)           --             --
                                            ----------       ----------     ----------  ----------    ----------     ----------
Paid-in capital from redemption fees ....           --(B)            --(B)          --          --            --             --
                                            ----------       ----------     ----------  ----------    ----------     ----------
Net asset value at end of period ........   $     8.55       $     7.36     $     6.18  $     6.62    $     7.65     $    13.65
                                            ==========       ==========     ==========  ==========    ==========     ==========
Total return ............................        16.17%(C)        19.38%         (6.14%)    (13.29%)      (43.96%)        36.50%(C)
                                            ==========       ==========     ==========  ==========    ==========     ==========
Net assets at end of period (000's) .....   $    9,440       $    7,249     $    5,379  $    3,788    $    4,504     $    6,279
                                            ==========       ==========     ==========  ==========    ==========     ==========
Ratios/Supplemental Data:
Ratio of net expenses to
  average net assets ....................         1.50%(D)         1.50%          1.50%       1.50%         1.50%          1.49%(D)
Ratio of net investment income
  (loss) to average net assets ..........         0.15%(D)         0.25%          0.56%       0.20%        (0.67%)        (0.99%)(D)
Portfolio turnover rate .................           49%(D)           70%            65%         87%          131%            95%(D)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

(B)   Amount rounds to less than $0.005.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 52.2%                                   Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 3.6%
       30,000  Barrick Gold Corporation .........................   $   726,600
       35,650  Methanex Corporation .............................       650,969
       42,000  Newmont Mining Corporation .......................     1,865,220
       10,000  RPM International, Inc ...........................       196,600
                                                                    -----------
                                                                      3,439,389
                                                                    -----------
               CONSUMER, CYCLICAL -- 4.8%
       14,000  Barnes & Noble, Inc.* ............................       451,780
       15,000  CBRL Group, Inc ..................................       627,750
       11,000  Central Garden & Pet Company* ....................       459,140
       19,000  Ennis Business Forms .............................       365,750
       30,000  Hartmarx Corporation* ............................       233,100
        5,000  Jarden Corporation* ..............................       217,200
       35,300  Supervalu, Inc ...................................     1,218,556
        4,500  The Black & Decker Corporation ...................       397,485
       21,000  The Pantry, Inc.* ................................       631,890
                                                                    -----------
                                                                      4,602,651
                                                                    -----------
               CONSUMER, NON-CYCLICAL -- 13.9%
        7,000  Aetna, Inc .......................................       873,250
       12,000  Bristol-Myers Squibb Company .....................       307,440
       60,000  Coventry Health Care, Inc.* ......................     3,184,800
       27,000  DaVita, Inc.* ....................................     1,067,310
       10,000  Dynamex, Inc.* ...................................       185,300
       36,000  Mine Safety Appliances Company ...................     1,825,200
       10,000  Par Pharmaceutical Cos, Inc.* ....................       413,800
       37,234  PolyMedica Corporation ...........................     1,388,456
       12,000  Res-Care, Inc.* ..................................       182,640
       18,000  Sanderson Farms, Inc .............................       779,040
       18,000  Sierra Health Services, Inc.* ....................       991,980
       16,000  The Toro Company .................................     1,301,600
       25,000  TRM Corporation* .................................       591,000
                                                                    -----------
                                                                     13,091,816
                                                                    -----------
               ENERGY -- 7.5%
       18,500  Alliance Resource Partners, L.P ..................     1,369,000
       11,000  Amerada Hess Corporation .........................       906,180
       21,800  Apache Corporation ...............................     1,102,426
       12,940  ChevronTexaco Corporation ........................       679,479
       30,000  Devon Energy Corporation .........................     1,167,600
       15,000  EOG Resources, Inc ...............................     1,070,400
       10,000  Exxon Mobil Corporation ..........................       512,600
        5,000  Kerr-McGee Corporation ...........................       288,950
                                                                    -----------
                                                                      7,096,635
                                                                    -----------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 52.2%                                  Value
--------------------------------------------------------------------------------
               FINANCIAL -- 4.7%
       15,000  Allstate Corporation .............................   $   775,800
       11,000  Bear Stearns Companies, Inc ......................     1,125,410
       37,500  Rent-A-Center, Inc.* .............................       993,750
       22,000  Stewart Information Services Corporation .........       916,300
       14,000  W.R. Berkley Corporation .........................       660,380
                                                                    -----------
                                                                      4,471,640
                                                                    -----------
               INDUSTRIAL -- 5.2%
       10,000  Aviall, Inc.* ....................................       229,700
       16,000  Ball Corporation .................................       703,680
       20,000  BorgWarner, Inc ..................................     1,083,400
       30,000  Briggs & Stratton Corporation ....................     1,247,400
        3,000  Caterpiller, Inc .................................       292,530
       15,000  Deere & Company ..................................     1,116,000
        5,500  Middleby Corporation .............................       278,960
                                                                    -----------
                                                                      4,951,670
                                                                    -----------
               TECHNOLOGY -- 5.5%
       10,000  Armor Holdings, Inc.* ............................       470,200
       65,000  Catalyst Semiconductor, Inc.* ....................       357,500
       12,000  Diodes, Inc.* ....................................       271,560
       55,000  Earthlink, Inc.* .................................       633,600
        1,324  Freescale Semiconductor, Inc.- Class B* ..........        24,309
        5,948  Gamestop Corporation - Class B* ..................       133,295
       31,000  Komag, Inc.* .....................................       582,180
       15,000  Moog, Inc. - Class A* ............................       680,250
       12,000  Motorola, Inc ....................................       206,400
       11,000  Nextel Communications - Class A* .................       330,000
       33,000  THQ, Inc.* .......................................       757,019
       25,000  WESCO International, Inc.* .......................       741,000
                                                                    -----------
                                                                      5,187,313
                                                                    -----------
               UTILITIES -- 6.5%
       10,000  ALLTEL Corporation ...............................       587,600
       20,000  CenterPoint Energy, Inc ..........................       226,000
       21,000  DPL, Inc .........................................       527,310
       53,000  Edison International .............................     1,697,590
       35,400  Energen Corporation ..............................     2,086,830
       16,500  TXU Corporation ..................................     1,065,240
                                                                    -----------
                                                                      6,190,570
                                                                    -----------
               INTERNATIONAL EQUITY FUNDS -- 0.5%
        6,000  Chile Fund, Inc ..................................        83,940
       10,000  Greater China Fund, Inc ..........................       157,500
       24,000  iShares MSCI Japan Index Fund ....................       262,080
                                                                    -----------
                                                                        503,520
                                                                    -----------
               TOTAL COMMON STOCKS ..............................   $49,535,204
                                                                    -----------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Par Value   U.S. GOVERNMENT & AGENCY BONDS -- 43.2%                 Value
--------------------------------------------------------------------------------
   $2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09 ........   $ 2,166,232
    1,000,000  U.S. Treasury Bonds, 10.000%, 5/15/10 ............     1,026,562
    2,500,000  U.S. Treasury Bonds, 5.000%, 2/15/11 .............     2,659,473
    2,000,000  U.S. Treasury Bonds, 4.875%, 2/15/12 .............     2,113,906
    1,500,000  U.S. Treasury Bonds, 3.875%, 2/15/13 .............     1,479,962
    1,000,000  U.S. Treasury Bonds, 5.250%, 2/15/29 .............     1,048,984
    4,200,000  U.S. Treasury Bonds, 5.375%, 2/15/31 .............     4,541,578
    6,500,000  U.S. Treasury Notes, 3.500%, 11/15/06 ............     6,554,846
    6,000,000  U.S. Treasury Notes, 6.250%, 2/15/07 .............     6,386,250
    3,000,000  U.S. Treasury Notes, 6.625%, 5/15/07 .............     3,236,367
    2,500,000  U.S. Treasury Notes, 3.250%, 8/15/07 .............     2,503,710
    1,000,000  U.S. Treasury Notes, 3.000%, 2/15/08 .............       991,836
    2,000,000  U.S. Treasury Notes, 2.625%, 3/15/09 .............     1,932,578
    4,000,000  U.S. Treasury Notes, 6.000%, 8/15/09 .............     4,411,564
                                                                    -----------
                 TOTAL U.S. GOVERNMENT & AGENCY BONDS ...........   $41,053,848
                                                                    -----------

================================================================================
    Par Value    CORPORATE BONDS -- 2.3%                               Value
--------------------------------------------------------------------------------
   $    500,000  Anheuser-Busch Companies, Inc., 6.000%, 4/15/11    $   545,413
        500,000  Barrick Gold Finance, Inc., 7.500%, 5/1/07 ....        541,878
        500,000  General Electric Capital Corporation,
                   7.875%, 12/1/06 .............................        540,113
        500,000  Tennessee Valley Authority, 5.625%, 1/18/11 ...        537,164
                                                                    ------------

                 TOTAL CORPORATE BONDS .........................    $ 2,164,568
                                                                    -----------

================================================================================
      Shares     SHORT TERM INVESTMENTS -- 1.5%                       Value
--------------------------------------------------------------------------------
      1,416,780  First American Treasury Obligations Fund .......   $ 1,416,780
                                                                    ------------
                 TOTAL INVESTMENT SECURITIES -- 99.2%
                 (Amortized Cost $71,989,465 ....................   $94,170,400

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8% ..       758,519
                                                                    -----------

                 NET ASSETS -- 100.0% ...........................   $94,928,919
                                                                    ===========

*     Non-income producing security.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 93.0%                                  Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 4.7%
        5,200  Arch Chemicals, Inc ..............................   $   149,656
        3,800  Bandag, Inc ......................................       189,278
          910  Octel Corporation ................................        18,937
       12,300  Schnitzer Steel Industries, Inc. - Class A .......       417,339
                                                                    -----------
                                                                        775,210
                                                                    -----------
               CONSUMER, CYCLICAL -- 26.3%
       16,000  Aldila, Inc ......................................       247,840
        3,275  Banta Corporation ................................       146,589
        3,450  Books-A-Million, Inc .............................        33,189
        7,600  Brown Shoe Company, Inc ..........................       226,708
        5,630  Central Garden & Pet Company* ....................       234,996
        4,550  Chromcraft Revington, Inc.* ......................        55,965
        1,180  Department 56, Inc.* .............................        19,647
       18,700  Guess?, Inc.* ....................................       234,685
       12,500  Handelman Company ................................       268,500
        2,650  J. Alexander's Corporation* ......................        19,610
        1,500  Johnson Outdoors, Inc. - Class A* ................        30,150
       10,130  Landry's Restaurants, Inc ........................       294,378
       12,950  Nash Finch Company ...............................       488,992
        1,680  Nutraceutical International Corporation* .........        25,889
        1,390  Orleans Homebuilders, Inc.* ......................        27,592
        1,890  Perini Corporation* ..............................        31,544
        6,700  Sharper Image Corporation* .......................       126,295
       10,500  Steiner Leisure Ltd.* ............................       313,740
        4,860  The Ryland Group, Inc ............................       279,644
       11,130  The Toro Company .................................       905,426
       26,800  Trans World Entertainment Corporation* ...........       334,196
                                                                    -----------
                                                                      4,345,575
                                                                    -----------
               CONSUMER, NON-CYCLICAL -- 17.6%
       12,100  Cal-Maine Foods, Inc .............................       146,289
        2,550  CCA Industries, Inc ..............................        29,172
        8,900  Corrections Corporation of America* ..............       360,005
        2,150  Dynamex, Inc.* ...................................        39,840
       16,920  Helen of Troy Ltd.* ..............................       568,681
       10,000  Ingles Markets, Inc. - Class A ...................       123,900
       17,100  Lance, Inc .......................................       325,413
       19,237  Sanderson Farms, Inc .............................       832,578
       15,915  Sola International, Inc.* ........................       438,299
        2,050  TRM Corporation* .................................        48,462
                                                                    -----------
                                                                      2,912,639
                                                                    -----------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 93.0% (Continued)                      Value
--------------------------------------------------------------------------------
               ENERGY -- 10.0%
        1,800  Adams Resources & Energy, Inc ....................   $    31,752
       11,000  Frontier Oil Corporation .........................       293,260
        5,100  Giant Industries, Inc.* ..........................       135,201
       23,236  Patina Oil & Gas Corporation .....................       871,350
        3,000  South Jersey Industries, Inc .....................       157,680
        7,500  Terra Nitrogen Company, L.P ......................       167,325
                                                                    -----------
                                                                      1,656,568
                                                                    -----------
               FINANCIAL -- 8.8%
       13,950  Aaron Rents, Inc .................................       348,750
        1,170  ACE Cash Express, Inc.* ..........................        34,702
        3,780  Capital Title Group, Inc .........................        21,433
        7,600  Delta Financial Corporation ......................        78,280
          980  Donegal Group, Inc. - Class A ....................        22,471
       12,670  FPIC Insurance Group, Inc.* ......................       448,264
       11,420  Irwin Financial Corporation ......................       324,214
        4,400  United Fire & Casualty Company ...................       148,324
        1,280  World Acceptance Corporation* ....................        35,213
                                                                    -----------
                                                                      1,461,651
                                                                    -----------
               INDUSTRIAL -- 5.4%
        7,700  Briggs & Stratton Corporation ....................       320,166
        1,000  Middleby Corporation .............................        50,720
       29,000  OMI Corporation ..................................       488,650
          820  Rofin-Sinar Technologies, Inc.* ..................        34,809
                                                                    -----------
                                                                        894,345
                                                                    -----------
               TECHNOLOGY -- 17.3%
        8,400  Aviall, Inc.* ....................................       192,948
        3,800  Catalyst Semiconductor, Inc.* ....................        20,900
        9,500  Diodes, Inc.* ....................................       214,985
        6,900  Hutchinson Technology, Inc.* .....................       238,533
       41,800  Imergent, Inc.* ..................................       633,270
        5,000  John H. Harland Company ..........................       180,500
       11,900  MTS Systems Corporation ..........................       402,339
        2,800  Schick Technologies, Inc.* .......................        44,100
       10,595  United Industrial Corporation ....................       410,450
       17,500  WESCO International, Inc.* .......................       518,700
                                                                    -----------
                                                                      2,856,725
                                                                    -----------
               UTILITIES -- 2.9%
       11,600  El Paso Electric Company* ........................       219,704
        9,800  Golden Telecom, Inc ..............................       258,916
                                                                    -----------
                                                                        478,620
                                                                    -----------
               TOTAL COMMON STOCKS ..............................   $15,381,333
                                                                    -----------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 1.8%                  Value
--------------------------------------------------------------------------------
     $300,000  Federal Home Loan Bank Discount Note, 1/4/05 .....   $   299,918
                                                                    -----------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 4.9%                          Value
--------------------------------------------------------------------------------
      803,084  First American Treasury Obligations Fund .........   $   803,084
                                                                    -----------
               TOTAL INVESTMENT SECURITIES -- 99.7%
               (Cost $10,575,229) ...............................   $16,484,335

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% ....        46,093
                                                                    -----------
               NET ASSETS -- 100.0% .............................   $16,530,428
                                                                    ===========

*     Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 64.9%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 6.7%
       10,500  Methanex Corporation .............................   $   191,730
        4,000  Quanex Corporation ...............................       274,280
       16,500  Schnitzer Steel Industries, Inc.- Class A ........       559,845
                                                                    -----------
                                                                      1,025,855
                                                                    -----------
               CONSUMER, CYCLICAL -- 11.5%
        9,200  AnnTaylor Stores Corporation* ....................       198,076
        7,000  Barnes & Noble, Inc.* ............................       225,890
        4,900  CBRL Group, Inc ..................................       205,065
       10,000  Central Garden & Pet Company* ....................       417,400
        3,600  The Black & Decker Corporation ...................       317,988
        7,500  The Pantry, Inc.* ................................       225,675
        2,500  Timberland Company - Class A* ....................       156,675
                                                                    -----------
                                                                      1,746,769
                                                                    -----------
               CONSUMER, NON-CYCLICAL -- 14.9%
        5,000  Coventry Health Care, Inc.* ......................       265,400
        8,000  DaVita, Inc.* ....................................       316,240
       14,000  Helen of Troy Ltd.* ..............................       470,540
       13,000  Humana, Inc.* ....................................       385,970
        9,400  Sierra Health Services, Inc.* ....................       518,033
        3,750  The Toro Company .................................       305,063
                                                                    -----------
                                                                      2,261,246
                                                                    -----------
               ENERGY -- 7.0%
        7,896  Apache Corporation ...............................       399,301
       10,000  Devon Energy Corporation .........................       389,200
        5,500  Exxon Mobil Corporation ..........................       281,930
                                                                    -----------
                                                                      1,070,431
                                                                    -----------
               FINANCIAL -- 4.6%
        7,200  CIT Group Inc ....................................       329,904
       14,250  Rent-A-Center, Inc.* .............................       377,625
                                                                    -----------
                                                                        707,529
                                                                    -----------
               INDUSTRIAL -- 4.0%
        6,000  Ball Corporation .................................       263,880
        4,250  PACCAR, Inc ......................................       342,040
                                                                    -----------
                                                                        605,920
                                                                    -----------
               TECHNOLOGY -- 12.8%
       13,000  Autodesk, Inc ....................................       493,350
       10,000  Komag, Inc.* .....................................       187,800
        6,702  Moog, Inc. - Class A* ............................       303,936
        5,000  Motorola, Inc ....................................        86,000
       10,000  MTS Systems Corporation ..........................       338,100
       18,000  WESCO International, Inc.* .......................       533,519
                                                                    -----------
                                                                      1,942,705
                                                                    -----------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 64.9% (Continued)                      Value
--------------------------------------------------------------------------------
               UTILITIES -- 3.4%
       10,000  Edison International .............................   $   320,300
        3,000  TXU Corporation ..................................       193,680
                                                                    -----------
                                                                        513,980
                                                                    -----------
               TOTAL COMMON STOCKS ..............................   $ 9,874,435
                                                                    -----------

================================================================================
  Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 25.4%                 Value
--------------------------------------------------------------------------------
     $500,000  Federal Home Loan Bank Discount Note, 4/15/05 ....   $   496,544
    1,000,000  Federal National Mortgage Association Discount Note,
                 5/25/05                                                990,060
      500,000  Federal National Mortgage Association Discount
                 Note, 1/5/05 ...................................       499,861
      500,000  U.S. Treasury Bills, 3/24/05 .....................       497,600
      400,000  U.S. Treasury Bills, 4/21/05 .....................       397,204
    1,000,000  U.S. Treasury Bills, 6/23/05 .....................       988,208
                                                                    -----------
               TOTAL U.S. GOVERNMENT & AGENCY BONDS .............   $ 3,869,477
                                                                    -----------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 4.0%                          Value
--------------------------------------------------------------------------------
      607,890  First American Treasury Obligations Fund .........   $   607,890
                                                                    -----------
               TOTAL INVESTMENT SECURITIES -- 94.3%
               (Amortized Cost $10,574,775) .....................   $14,351,802

               SEGREGATED CASH WITH BROKERS -- 60.6% ............     9,226,870

               SECURITIES SOLD SHORT -- (56.0%) (Proceeds
               $7,521,031) ......................................    (8,519,067)

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% ....       162,244
                                                                    -----------
               NET ASSETS -- 100.0% .............................   $15,221,849
                                                                    ===========

*     Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2004 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 56.0%                                  Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 2.6%
        7,225  Apex Silver Mines Ltd.* ..........................   $   124,125
        9,000  Domtar, Inc ......................................       108,630
       11,000  Glatfelter .......................................       168,080
                                                                    -----------
                                                                        400,835
                                                                    -----------
               CONSUMER, CYCLICAL -- 12.9%
       11,000  99 Cents Only Stores* ............................       177,760
       18,800  AMR Corporation* .................................       205,860
       16,000  Callaway Golf Company ............................       216,000
        4,815  Comcast Corporation Special Class A* .............       158,125
        5,400  Cox Radio, Inc. Class A* .........................        88,992
        5,500  Fairmont Hotels & Resorts, Inc ...................       190,520
        4,200  Gaylord Entertainment Company* ...................       174,426
       12,155  Northwest Airlines Corporation* ..................       132,854
       16,500  TiVo, Inc.* ......................................        96,855
       13,200  ValueVision Media, Inc. Class A* .................       183,612
       16,000  Visteon Corporation ..............................       156,320
        5,400  WMS Industries, Inc.* ............................       181,116
                                                                    -----------
                                                                      1,962,440
                                                                    -----------
               CONSUMER, NONCYCLICAL -- 18.7%
       14,000  Adolor Corporation* ..............................       138,880
        6,900  Amylin Pharmaceuticals, Inc.* ....................       161,184
       14,300  CV Therapeutics, Inc.* ...........................       328,900
        9,450  DeVry, Inc.* .....................................       164,052
        1,500  Dreyer's Grand Ice Cream Holdings, Inc ...........       120,645
        5,000  Elan Corporation Plc.* ...........................       136,250
        7,850  Hain Celestial Group, Inc.* ......................       162,259
       13,740  Impax Laboratories, Inc.* ........................       218,191
        9,790  Nektar Therapeutics* .............................       198,150
        3,050  Neurocrine Biosciences, Inc.* ....................       150,365
        6,200  NPS Pharmaceuticals, Inc.* .......................       113,336
        7,500  ScheringPlough Corporation .......................       156,600
        2,900  Sepracor, Inc.* ..................................       172,173
        3,400  Shurgard Storage Centers, Inc ....................       149,634
        6,400  Taro Pharmaceutical Industries Ltd.* .............       217,792
        3,000  Tejon Ranch Company ..............................       122,400
       12,400  Tenet Healthcare Corporation* ....................       136,152
                                                                    -----------
                                                                      2,846,963
                                                                    -----------
               ENERGY -- 1.1%
        4,800  GlobalSantaFe Corporation ........................       158,928
                                                                    -----------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
   Shares      COMMON STOCKS -- 56.0%                                  Value
--------------------------------------------------------------------------------
               FINANCIAL -- 5.8%
        8,500  Brookline Bancorp, Inc ...........................   $   138,720
        6,300  Capitol Federal Financial ........................       226,800
       16,255  LaBranche & Company, Inc.* .......................       145,645
        3,000  Paychex, Inc .....................................       102,240
        7,500  Provident Financial Services, Inc ................       145,275
        1,500  XL Capital Ltd. Class A ..........................       116,475
                                                                    -----------
                                                                        875,155
                                                                    -----------
               INDUSTRIAL -- 4.1%
       20,600  Ballard Power Systems, Inc.* .....................       139,668
       20,500  Exelixis, Inc.* ..................................       194,750
       16,190  PowerOne, Inc.* ..................................       144,415
        4,250  Tidewater, Inc ...................................       151,342
                                                                    -----------
                                                                        630,175
                                                                    -----------
               TECHNOLOGY -- 10.8%
       11,500  ASML Holding N.V.* ...............................       182,965
       16,580  Bearingpoint, Inc.* ..............................       133,137
        8,800  FEI Company* .....................................       184,800
       11,350  Genesis Microchip, Inc.* .........................       184,097
       11,600  IDT Corporation* .................................       170,288
       10,400  InterDigital Communications Corporation* .........       229,840
        5,400  National Instruments Corporation .................       147,150
        9,350  NVIDIA Corporation* ..............................       220,286
        8,000  Power Integrations, Inc.* ........................       158,240
        3,931  Tellabs, Inc.* ...................................        33,768
                                                                    -----------
                                                                      1,644,571
                                                                    -----------

               TOTAL COMMON STOCKS (Proceeds $7,521,031) ........   $ 8,519,067
                                                                    ===========

See accompanying notes to financial statements.

THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 96.8%                                  Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 5.2%
        2,400  Dow Chemical .....................................   $   118,824
       10,600  Methanex Corporation .............................       193,556
        5,250  Schnitzer Steel Industries, Inc.- Class A ........       178,133
                                                                    -----------
                                                                        490,513
                                                                    -----------
               CONSUMER, CYCLICAL -- 23.3%
        7,000  Aldila, Inc ......................................       108,430
        4,400  Barnes & Noble, Inc.* ............................       141,988
        4,400  CVS Corporation ..................................       198,308
        9,700  Dave & Buster's, Inc.* ...........................       195,940
       18,800  Hartmarx Corporation* ............................       146,076
        5,510  Johnson Controls, Inc ............................       349,554
        5,300  Supervalu, Inc ...................................       182,956
        2,900  The Black & Decker Corporation ...................       256,157
        7,900  The Gap, Inc .....................................       166,848
        5,500  The Home Depot, Inc ..............................       235,070
        7,600  The Pantry, Inc.* ................................       228,684
                                                                    -----------
                                                                      2,210,011
                                                                    -----------
               CONSUMER, NON-CYCLICAL -- 10.4%
        3,700  Bunge Ltd ........................................       210,937
        9,250  Cendant Corporation ..............................       216,265
       17,000  EZCORP, Inc. - Class A* ..........................       261,970
        5,400  Helen of Troy Ltd.* ..............................       181,494
        2,000  Sierra Health Services, Inc.* ....................       110,220
                                                                    -----------
                                                                        980,886
                                                                    -----------
               ENERGY -- 16.8%
        6,950  Alliance Resource Partners, L.P ..................       514,300
        1,300  Amerada Hess Corporation .........................       107,094
        3,820  Anadarko Petroleum Corporation ...................       247,574
        4,000  Exxon Mobil Corporation ..........................       205,040
        6,300  Giant Industries, Inc.* ..........................       167,013
        6,515  Marathon Oil Corporation .........................       245,029
        4,800  Terra Nitrogen Company, L.P ......................       107,088
                                                                    -----------
                                                                      1,593,138
                                                                    -----------
               FINANCIAL -- 12.5%
        2,800  Aetna, Inc .......................................       349,300
        2,100  Allstate Corporation .............................       108,612
        1,900  Bear Stearns Companies, Inc ......................       194,389
        5,150  CIT Group, Inc ...................................       235,973
        3,100  National City Corporation ........................       116,405
        4,100  Stewart Information Services Corporation .........       170,765
                                                                    -----------
                                                                      1,175,444
                                                                    -----------

THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 96.8%                                  Value
--------------------------------------------------------------------------------
               INDUSTRIAL -- 15.0%
        7,100  Aviall, Inc.* ....................................   $   163,087
        2,500  Deere & Company ..................................       186,000
        2,600  Eaton Corporation ................................       188,136
        2,325  Magna International, Inc. - Class A ..............       191,929
        2,800  Norfolk Southern Corporation .....................       101,332
        2,550  PACCAR, Inc ......................................       205,224
       12,700  WESCO International, Inc.* .......................       376,428
                                                                    -----------
                                                                      1,412,136
                                                                    -----------
               TECHNOLOGY -- 6.6%
        4,200  Armor Holdings, Inc.* ............................       197,484
       14,800  Earthlink, Inc.* .................................       170,496
        1,869  Gamestop Corporation - Class B* ..................        41,884
       11,200  Komag, Inc.* .....................................       210,336
                                                                    -----------
                                                                        620,200
                                                                    -----------
               UTILITIES -- 7.0%
        5,600  Edison International .............................       179,368
        3,200  Energen Corporation ..............................       188,640
        8,775  Southern Company .................................       294,138
                                                                    -----------
                                                                        662,146
                                                                    -----------
               TOTAL COMMON STOCKS ..............................   $ 9,144,474
                                                                    -----------


================================================================================
  Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 1.1%                  Value
--------------------------------------------------------------------------------
     $100,000  Federal Home Loan Bank Discount Note, 1/4/05 .....   $    99,973
                                                                    -----------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 3.3%                          Value
--------------------------------------------------------------------------------
      310,115  First American Treasury Obligations Fund .........   $   310,115
                                                                    -----------
               TOTAL INVESTMENT SECURITIES -- 101.2%
               (Cost $7,314,600) ................................   $ 9,554,562

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%) ..      (114,681)
                                                                    -----------
               NET ASSETS -- 100.0% .............................   $ 9,439,881
                                                                    ===========

*     Non-income producing security.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (Unaudited)
================================================================================
1. General Information and Significant Accounting Policies

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund are each a diversified series of The James Advantage Funds (the "Trust"), and The James Equity Fund (formerly, The James Large Cap Plus Fund) is a non-diversified series of the Trust (individually the "Fund," collectively the "Funds"). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Equity Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

The James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of large capitalization companies. The Fund often buys stocks in the S&P 500 Index.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with U.S. generally accepted accounting principles (GAAP).

Share Valuation

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

Redemption Fees

Effective November 1, 2004, The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days. From November 1, 2003 through October 31, 2004, the redemption fee charged was 1.00% of the amount redeemed if the shares sold were held for fewer than 180 days. Redemption fees are paid directly to the Fund.

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
Fixed-income securities are valued on the basis of prices furnished by a pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2004, The Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2004 and 2003 was as follows:

----------------------------------------------------------------------------------------
                                         The Golden Rainbow       The James Small Cap
                                                 Fund                     Fund
                                       -------------------------------------------------
                                          2004         2003         2004        2003
----------------------------------------------------------------------------------------
From ordinary income ...............   $1,355,926   $1,318,738   $    5,930   $   68,743
From long-term capital gains .......        2,860    1,688,540       35,827           --
                                       ----------   ----------   ----------   ----------
                                       $1,358,786   $3,007,278   $   41,757   $   68,743
                                       ==========   ==========   ==========   ==========

----------------------------------------------------------------------------------------
                                       The James Market Neutral    The James Equity
                                                 Fund                     Fund
                                       -------------------------------------------------
                                          2004         2003         2004        2003
----------------------------------------------------------------------------------------
From ordinary income ...............   $       --   $       --   $   14,163   $   27,940
From long-term capital gains .......           --           --           --           --
                                       ----------   ----------   ----------   ----------
                                       $       --   $       --   $   14,163   $   27,940
                                       ==========   ==========   ==========   ==========
----------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2004:

---------------------------------------------------------------------------------------------------
                                           The          The James       The James       The James
                                      Golden Rainbow    Small Cap     Market Neutral      Equity
                                           Fund            Fund            Fund            Fund
---------------------------------------------------------------------------------------------------
Cost of portfolio investments ......   $ 67,132,070    $  8,781,753    $ 15,052,262    $  5,993,678
                                       ============    ============    ============    ============
Gross unrealized appreciation ......     17,184,966       4,820,195       3,951,005       1,401,277
Gross unrealized depreciation ......       (870,080)       (463,884)       (593,516)       (135,187)
                                       ------------    ------------    ------------    ------------
Net unrealized appreciation ........     16,314,886       4,356,311       3,357,489       1,266,090
Post-October losses ................             --              --      (1,294,300)             --
Capital loss carryforward ..........       (595,374)             --      (1,070,202)     (3,712,677)
Undistributed ordinary income ......             --              --              --           1,730
Undistributed long-term gains ......             --         756,432              --              --
                                       ------------    ------------    ------------    ------------
   Accumulated earnings (deficit) ..   $ 15,719,512    $  5,112,743    $    992,987    $ (2,444,857)
                                       ============    ============    ============    ============
---------------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
The capital loss carryforwards as of June 30, 2004 in the table above expire as follows:
------------------------------------------------------------------------------
                                                     Amount    Expiration Date
------------------------------------------------------------------------------
The Golden Rainbow Fund ....................     $   595,374    June 30, 2011
The James Market Neutral Fund ..............     $    82,512    June 30, 2008
                                                 $   987,690    June 30, 2012
The James Equity Fund ......................     $   427,706    June 30, 2009
                                                 $ 2,976,912    June 30, 2010
                                                 $   130,880    June 30, 2011
                                                 $   177,179    June 30, 2012
------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2. Securities Transactions

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for The Golden Rainbow Fund for the six months ended December 31, 2004 were as follows:

------------------------------------------------------------------------------
                                                   Purchases         Sales
------------------------------------------------------------------------------
 The Golden Rainbow Fund ...................     $   9,572,609    $  6,203,906
------------------------------------------------------------------------------

Purchases and sales (including maturities) of investments in other securities for the six months ended December 31, 2004 were as follows:

------------------------------------------------------------------------------
                                                   Purchases          Sales
------------------------------------------------------------------------------
The Golden Rainbow Fund ....................     $  8,795,250     $  8,569,549
The James Small Cap Fund ...................        3,148,866        2,164,613
The James Market Neutral Fund ..............        3,350,845        3,308,846
The James Equity Fund ......................        2,709,826        1,873,059
------------------------------------------------------------------------------

For the six months ended December 31, 2004, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $5,132,610 and $5,618,380, respectively, for The James Market Neutral Fund.

3. Management Fee and Other Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

Investment Management Agreement

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The James Small Cap Fund and The James Equity Fund and 1.70% of The James Market Neutral Fund; minus (b) the fees and expenses of

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

Administrative Services Agreement

Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund, based on each Fund's respective average daily net assets, subject to a minimum monthly fee for each Fund.

Transfer Agent and Shareholder Service Agreement

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund, subject to a minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

Accounting Services Agreement

Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from The Golden Rainbow Fund and from James with respect to each of The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

Plan of Distribution

Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund is 0.25% of the average daily net assets of each respective Fund.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and IFS, IFS provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for IFS on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

4. Commitments and Contingencies

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
5. Proxy Voting Guidelines

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2004 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov. and on the James' website at www.jamesfunds.com.

6. Quarterly Portfolio Disclosure

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

7. Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2004" to estimate the expenses you paid on your account during this period, if you held your shares for the entire period.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                 Expenses
                                                                                                   Paid
                                   Net Expense   Total Return                                    During the
                                      Ratio       Six Months       Beginning        Ending       Six Months
                                   Annualized       Ended        Account Value   Account Value    Ended
                                   December 31,   December 31,      July 1,       December 31,  December 31,
                                      2004           2004            2004             2004         2004*
--------------------------------------------------------------------------------------------------------------
  The Golden Rainbow Fund
     Actual .....................     1.26%           9.53%        $1,000.00       $1,095.30     $   6.65
     Hypothetical ...............     1.26%           2.52%        $1,000.00       $1,018.85     $   6.41

 The James Small Cap Fund
     Actual .....................     1.50%          12.12%        $1,000.00       $1,121.20     $   8.02
     Hypothetical ...............     1.50%           2.52%        $1,000.00       $1,017.64     $   7.63

The James Equity Fund
     Actual .....................     1.50%          16.17%        $1,000.00       $1,161.70     $   8.17
     Hypothetical ...............     1.50%           2.52%        $1,000.00       $1,017.64     $   7.63

The James Market Neutral Fund
     Actual .....................     2.38%           3.99%        $1,000.00       $1,039.90     $  12.24
     Hypothetical ...............     2.38%           2.52%        $1,000.00       $1,013.21     $  12.08

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                                                           February 11, 2005

                           The James Advantage Funds

                Supplement to Prospectus Dated November 1, 2004

The name of "The Golden Rainbow Fund" has been changed to "the James Balanced:
Golden Rainbow Fund." Throughout the Prospectus, replace "The Golden Rainbow Fund" with "the James Balanced: Golden Rainbow Fund."

As a result of the name change, the James Balanced: Golden Rainbow Fund will, under normal circumstances, invest at least 25% of its assets in common stock and at least 25% of its assets in debt securities.

This should be read in conjunction with the current prospectus (see "What are the Funds' Principal Investment Strategies?"), which indicates that the James
Balanced: Golden Rainbow Fund normally holds both common stocks and debt securities, generally with 40%-60% invested in common stocks and 40%-60% invested in debt securities.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                               INVESTMENT ADVISER
                         James Investment Research, Inc.
                                   P.O. Box 8
                               Alpha, Ohio 45301
                               info@jamesfunds.com

                                        o

                                    CUSTODIAN
                                    U.S. Bank
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                        o

                                 TRANSFER AGENT
                         Integrated Fund Services, Inc.
                                 P.O. Box 5354
                          Cincinnati, Ohio 45201-5354

                                        o

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                             250 East Fifth Street
                                   Suite 1900
                             Cincinnati, Ohio 45202

                                        o

                                   DISTRIBUTOR
                           IFS Fund Distributors, Inc.
                             221 East Fourth Street
                                    Suite 300
                             Cincinnati, Ohio 45202

                                        o

                                  LEGAL COUNSEL
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                             Cincinnati, Ohio 45202

                               www.jamesfunds.com

                     For information about the Funds, or to
                  make inquiries about the Funds, please call
                        1-800-99JAMES (1-800-995-2637).

                                                               FORM IFS-163-0201

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This information is included as part of the report to shareholders filed under
Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 1, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second quarter of the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 11(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Item 11(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
-----------------------------------------
Barry R. James
President

Date:  March 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
-----------------------------------------
Barry R. James
President

Date:  March 8, 2005

By (Signature and Title)

/s/ Thomas L. Mangan
-----------------------------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  March 8, 2005